Income Taxes Components of Net Deferred Tax Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Federal deferred income tax liabilities:
State deferred income tax assets	$ 38	$ 42
State deferred income tax liabilities	(1)	0
Total	785	996
UNITED STATES
Federal deferred income tax assets:
Unearned premiums reserve	1,056	991
Non-deductible accruals	535	274
Loss and loss adjustment expense reserves	407	342
Operating lease liabilities	43	41
Software development costs	10	89
Hedges on forecasted transactions	3	4
Net unrealized losses on fixed-maturity securities	0	376
Other	58	27
Deferred Tax Assets, Deferred Income	2,112	2,144
Federal deferred income tax liabilities:
Net holding period gains on equity securities	(686)	(588)
Deferred acquisition costs	(429)	(412)
Property and equipment	(94)	(85)
Operating lease assets	(43)	(41)
Investment basis differences	(38)	(22)
Net unrealized gains on fixed-maturity securities	(31)	0
Prepaid expenses	(22)	(10)
Loss and loss adjustment expense reserve transition adjustment	0	(8)
Other	(21)	(24)
Total federal deferred income tax liabilities	(1,364)	(1,190)
Net federal deferred income taxes	$ 748	$ 954